Annual Fund Operating Expenses - TAX EXEMPT BOND FUND OF AMERICA	Sep. 30, 2025
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.55%
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.30%
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.55%
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.63%
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.38%
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.27%
THE TAX EXEMPT BOND FUND OF AMERICA (Class R-6) | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%	[3]
Expenses (as a percentage of Assets)	0.27%

[1]	Assumes that fund shareholders approve a proposal to modify the investment advisory and service fee schedule at a special meeting of shareholders to be held on November 25, 2025.
[2]	Assumes that fund shareholders approve a proposal to modify the investment advisory and service fee schedule at a special meeting of shareholders to be held on November 25, 2025.
[3]	Restated to reflect current fees.